Goodwill and Intangible Assets and Acquisition of Intermeccanica (Details 1) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and other intangible assets	$ 1,239,123	$ 1,260,014
Identifiable intangibles on acquisition of Intermeccanica [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and other intangible assets	529,067	558,000
Goodwill on acquisition of Intermeccanica [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and other intangible assets	699,844	699,844
Other Intangibles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill and other intangible assets	$ 10,212	$ 2,170